UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2016 (Unaudited)

Deutsche CROCI® U.S. Fund

	Shares	Value ($)
Common Stocks 99.5%
Consumer Discretionary 12.0%
Auto Components 2.3%
Goodyear Tire & Rubber Co.	5,530	141,900
Media 4.7%
Time Warner, Inc.	2,079	152,890
Twenty-First Century Fox, Inc. "A"	5,371	145,285
		298,175
Multiline Retail 2.5%
Target Corp.	2,230	155,699
Specialty Retail 2.5%
Bed Bath & Beyond, Inc.	3,582	154,814
Consumer Staples 10.1%
Beverages 5.0%
Coca-Cola Co.	3,435	155,709
PepsiCo, Inc.	1,508	159,757
		315,466
Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.	2,173	158,672
Household Products 2.6%
Procter & Gamble Co.	1,895	160,450
Energy 4.7%
Oil, Gas & Consumable Fuels
Phillips 66	1,946	154,396
Valero Energy Corp.	2,718	138,618
		293,014
Health Care 12.5%
Biotechnology 4.9%
Amgen, Inc.	1,007	153,215
Gilead Sciences, Inc.	1,837	153,243
		306,458
Pharmaceuticals 7.6%
Johnson & Johnson	1,346	163,270
Merck & Co., Inc.	2,743	158,024
Pfizer, Inc.	4,482	157,811
		479,105
Industrials 27.1%
Aerospace & Defense 10.0%
Honeywell International, Inc.	1,334	155,171
Lockheed Martin Corp.	635	157,588
Raytheon Co.	1,175	159,741
United Technologies Corp.	1,527	156,594
		629,094
Electrical Equipment 7.4%
Eaton Corp. PLC	2,545	152,013
Emerson Electric Co.	3,006	156,793
Rockwell Automation, Inc.	1,367	156,959
		465,765
Machinery 9.7%
Cummins, Inc.	1,400	157,416
Illinois Tool Works, Inc.	1,467	152,803
PACCAR, Inc.	2,844	147,518
Parker-Hannifin Corp.	1,388	149,973
		607,710
Information Technology 14.9%
Communications Equipment 2.5%
Cisco Systems, Inc.	5,407	155,127
IT Services 2.5%
International Business Machines Corp.	1,037	157,396
Semiconductors & Semiconductor Equipment 5.0%
Intel Corp.	5,014	164,459
QUALCOMM, Inc.	2,815	150,800
		315,259
Software 2.5%
Oracle Corp.	3,840	157,171
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	1,597	152,673
Materials 2.2%
Chemicals
LyondellBasell Industries NV "A"	1,879	139,835
Telecommunication Services 2.7%
Diversified Telecommunication Services
Verizon Communications, Inc.	3,061	170,926
Utilities 13.3%
Electric Utilities 2.7%
NextEra Energy, Inc.	1,277	166,521
Multi-Utilities 10.6%
Consolidated Edison, Inc.	2,122	170,693
DTE Energy Co.	1,714	169,892
Public Service Enterprise Group, Inc.	3,385	157,775
Sempra Energy	1,467	167,267
		665,627
Total Common Stocks (Cost $6,252,957)		6,246,857

Cash Equivalents 0.5%
Deutsche Central Cash Management Government Fund, 0.44% (a) (Cost $28,355)	28,355	28,355
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $6,281,312) †	100.0	6,275,212
Other Assets and Liabilities, Net	0.0	2,201
Net Assets	100.0	6,277,413

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $6,281,312. At June 30, 2016, net unrealized depreciation for all securities based on tax cost was $6,100. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $284,812 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $290,912.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$6,246,857	$—	$—	$6,246,857
Short-Term Investments	28,355	—	—	28,355
Total	$6,275,212	$—	$—	$6,275,212

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® U.S. Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016